S-K 1602(c) Dilution	Mar. 24, 2026 $ / shares
Number of Shares Used [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.1
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.9
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.6
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.39
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.61
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.82
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	7.18
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.04
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.96
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.94
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.35
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.65
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.34
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.66
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	2.78
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	7.22
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.02
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.98